Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements
Schedule of assets and liabilities measured at fair value on a recurring basis

	June 30, 2013
	Level 1	Level 2	Level 3	Total
	(in millions)
Location and Description
Other current assets (derivative agreements)	$—	$66.6	$—	$66.6
Other long-term assets (derivative agreements)	—	5.0	—	5.0

Total Assets	$—	$71.6	$—	$71.6

Other current liabilities (derivative agreements)	$—	$(0.1)	$—	$(0.1)
Other current liabilities (biofuels blending obligation)	—	(43.1)	—	(43.1)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(43.2)	$—	$(43.2)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in millions)
Location and Description
Other current assets (derivative agreements)	$—	$—	$—	$—
Other long-term assets (derivative agreements)	—	0.9	—	0.9

Total Assets	$—	$0.9	$—	$0.9

Other current liabilities (derivative agreements)	$—	$(67.7)	$—	$(67.7)
Other current liabilities (biofuels blending obligation)	—	(1.1)	—	(1.1)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(68.8)	$—	$(68.8)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Cash equivalents	$—	$—	$—	$—
Other current assets (marketable securities)	38	—	—	38
Other current assets (derivative agreements)	—	—	—	—
Other long-term assets (derivative agreements)	—	938	—	938

Total Assets	$38	$938	$—	$976

Other current liabilities (derivative agreements)	—	(67,747)	—	(67,747)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(67,747)	$—	$(67,747)

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Cash equivalents	$2,745	$—	$—	$2,745
Other current assets (derivative agreements)	—	63,051	—	63,051
Other long-term assets (derivative agreements)	—	18,831	—	18,831

Total Assets	$2,745	$81,882	$—	$84,627

Other current liabilities (derivative agreements)	—	—	—	—
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$—	$—	$—